Mobile Financial Services activities - Unrecognized contractual commitments - Assets covered by commitments (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating segments [member] | Orange Bank Operating Segment Member
Disclosure of detailed information about financial instruments [line items]
Assets pledged as security to lending financial institutions as guarantees for bank loans	€ 126	€ 726	€ 848